UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	3/31/2011

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus

Institutional Preferred

Money Market Fund

ANNUAL REPORT March 31, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Important Tax Information
22	Proxy Results
23	Board Members Information
25	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Money Market Fund covers the 12-month period ended March 31, 2011. During the reporting period, the fund’s Prime shares produced a yield of 0.26%, and its Reserve shares produced a yield of 0.20%.Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced effective yields of 0.26% and 0.20%, respectively, for the same period.1

Despite mounting evidence of a stronger economic recovery and signs of renewed inflationary pressures during the reporting period, yields of short-term money market instruments remained anchored near 0% percent by a historically low federal funds rate.

Monetary Policy Unchanged Despite Stronger Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a range between 0% and 0.25%. However, the U.S. and global economic outlooks took a turn for the worse in the spring of 2010 when a sovereign debt crisis in Europe rattled investors, U.S. industrial production moderated and private-sector job growth remained anemic. In fact, U.S. GDP moderated to an annualized 1.7% growth rate during the second quarter from 3.7% in the first quarter, seeming to confirm investors’ concerns.

Economic data released over the summer appeared to confirm a tenuous domestic recovery as employment and housing data showed few signs of improvement. Indeed, U.S. GDP grew at only a 2.6% annualized rate in the third quarter of 2010.

In response to the sluggish rebound, the Federal Reserve Board (the “Fed”) announced in September that it would embark on a second round of quantitative easing of monetary policy through the purchase of $600 million of U.S.Treasury securities.This move was designed to fight deflationary forces by injecting more cash into the financial system.

2

Investors and analysts responded positively to this development, which many regarded as a sign that the Fed was committed to preventing the onset of a double-dip recession.

Indeed, October brought better economic news. The private sector added 159,000 jobs, with much of the gain coming from the services sector. Economic data remained encouraging in November, except for one critical measure: the unemployment rate climbed to 9.8% after the economy created only 39,000 jobs during the month.Yet, the manufacturing and service sectors continued to improve, and even the housing market posted better sales data. December continued to show signs of improvement, including better data from the labor market as new unemployment claims declined and the unemployment rate eased to 9.4%. The manufacturing sector expanded for the 17th consecutive month, and the holiday season proved to be a relatively healthy one for retailers, bolstering the services sector. It was later announced that U.S. GDP accelerated to a 3.1% annualized growth rate during the fourth quarter.

January 2011 brought more good news, with existing home sales climbing to its highest level since May 2010.Amid these signs of more robust growth, food and fuel prices rose sharply, signaling a potential increase in inflationary pressures. Investors’ concerns intensified again in February, when political unrest in the Middle East caused energy prices to surge sharply higher, adding to inflation worries and potentially threatening the reinvigorated economic recovery. Nonetheless, U.S. manufacturing activity reached its highest level in seven years during February, and the unemployment rate fell to 8.9%.

The global economy took another hit in March, when Japan, the world’s third largest economy, suffered a devastating earthquake, tsunami and nuclear disaster. Nonetheless, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate continued to creep lower to 8.8%, its lowest reading in two years. Meanwhile, retail sales rose 0.4% in March for their ninth consecutive monthly gain.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

The low federal funds rate kept money market yields near 0%, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

We believe that a more robust economic recovery is likely to persist despite ongoing geopolitical headwinds, and we are hopeful that money market yields will respond to a more constructive market environment later in 2011. In the meantime, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

April 15, 2011

New York, N.Y.

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from October 1, 2010 to March 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2011

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.50	$.80
Ending value (after expenses)	$1,001.20	$1,000.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2011

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.50	$.81
Ending value (after expenses)	$1,024.43	$1,024.13

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and .16% for Reserve Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

March 31, 2011

	Principal
Negotiable Bank Certificates of Deposit—45.0%	Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.25%, 6/28/11	300,000,000		300,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.38%—0.40%, 4/26/11—7/11/11	400,000,000		400,000,000
Barclays Bank
0.75%, 4/28/11	100,000,000	[a]	100,000,000
BNP Paribas (Yankee)
0.55%, 8/1/11	200,000,000		200,000,000
Credit Agricole CIB (Yankee)
0.53%—0.55%, 8/5/11—8/17/11	400,000,000		400,000,000
Credit Industriel et Commercial (Yankee)
0.44%, 4/7/11	400,000,000		400,000,000
Deutsche Bank AG
0.38%, 4/1/11	400,000,000	[a]	400,000,000
Fortis Bank SA/NV (Yankee)
0.39%—0.56%, 4/22/11—8/10/11	300,000,000		300,000,000
HSBC Bank PLC (London)
0.30%, 5/9/11	155,000,000		155,000,408
ING Bank (London)
0.32%, 5/9/11	150,000,000		150,000,000
Natixis (Yankee)
0.51%—0.60%, 4/18/11—9/7/11	450,000,000		450,000,000
Nordea Bank Finland (Yankee)
0.29%, 4/7/11	350,000,000		350,000,000
Royal Bank of Canada
0.33%, 4/1/11	200,000,000	[a]	200,000,000
Royal Bank of Scotland PLC (Yankee)
0.47%—0.51%, 4/29/11—9/6/11	425,000,000		425,001,385
Skandinaviska Enskilda Banken (Yankee)
0.35%, 4/11/11	100,000,000	[b]	100,000,000
Societe Generale (Yankee)
0.41%, 4/18/11	380,000,000		380,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.30%, 4/15/11	500,000,000	[b]	500,000,000
UBS (Yankee)
0.26%—0.43%, 6/30/11—8/12/11	550,000,000		550,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,760,001,793)			5,760,001,793

6

	Principal
Commercial Paper—11.6%	Amount ($)		Value ($)
ASB Bank Ltd.
0.40%, 4/6/11	200,000,000	[b]	199,988,889
Canadian Imperial Holdings
0.11%, 4/5/11	350,000,000		349,995,722
Commonwealth Bank of Australia
0.26%, 6/23/11	25,000,000	[b]	24,985,014
Deutsche Bank Financial LLC
0.31%, 6/14/11	100,000,000		99,936,278
ING (US) Funding LLC
0.31%, 5/4/11—5/5/11	250,000,000		249,927,021
NRW Bank
0.27%—0.30%, 4/14/11—6/13/11	360,250,000	[b]	360,162,555
Societe Generale N.A. Inc.
0.11%, 4/1/11	200,000,000		200,000,000
Total Commercial Paper
(cost $1,484,995,479)			1,484,995,479

Asset-Backed Commercial Paper—3.5%
Atlantis One Funding Corp.
0.32%, 5/9/11	300,000,000	[b]	299,898,667
Grampian Funding LLC
0.46%, 9/6/11	100,000,000	[b]	99,798,111
Solitaire Funding Ltd.
0.30%, 6/7/11	50,000,000	[b]	49,972,083
Total Asset-Backed Commercial Paper
(cost $449,668,861)			449,668,861

Corporate Note—2.0%
Credit Suisse
0.59%, 4/19/11
(cost $250,000,000)	250,000,000	[a]	250,000,000

Time Deposits—20.8%
Commerzbank (Grand Cayman)
0.13%, 4/1/11	500,000,000		500,000,000
Dexia Credit Locale (Grand Cayman)
0.13%—0.16%, 4/1/11	588,000,000		588,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Time Deposits (continued)	Amount ($)		Value ($)
DnB NOR Bank ASA (Grand Cayman)
0.10%—0.11%, 4/1/11	500,000,000		500,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.01%, 4/1/11	282,000,000		282,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
0.01%, 4/1/11	100,000,000		100,000,000
Nordea Bank Finland (Grand Cayman)
0.09%, 4/1/11	200,000,000		200,000,000
Northern Trust Co. (Grand Cayman)
0.09%, 4/1/11	500,000,000		500,000,000
Total Time Deposits
(cost $2,670,000,000)			2,670,000,000

U.S. Government Agencies—14.0%
Federal Home Loan Bank
0.06%-0.31%, 3/31/11-4/27/11	795,386,000	[a]	795,247,776
Federal Home Loan Mortgage Corp.
0.35%, 3/31/11	250,000,000	[a,c]	249,865,510
Federal National Mortgage Association
0.10%—0.15%, 5/23/11—8/22/11	750,000,000	[c]	749,778,819
Total U.S. Government Agencies
(cost $1,794,892,105)			1,794,892,105

Repurchase Agreements—3.1%
Deutsche Bank Securities Inc.
0.08%, dated 3/31/11, due 4/1/11 in the amount of
$20,000,044 (fully collateralized by $20,445,900
U.S. Treasury Notes, 0.63%, due 2/28/13,
value $20,400,030)	20,000,000		20,000,000
Federal Reserve Bank of New York
0.10%-0.16%, dated 3/28/11-3/30/11,
due 4/4/11-4/5/11 in the amount of $33,000,808
(fully collateralized by $19,178,257 Federal Home Loan
Mortgage Corp., 4%-6%, due 1/1/37-6/1/37,
value $10,019,986, $9,865,000 Federal National
Mortgage Association, 2.75%, due 4/11/11,
value $10,000,408 and $12,885,200 U.S. Treasury Notes,
1%-4.88%, due 4/30/11-7/31/11, value $13,000,447)	33,000,000		33,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
JPMorgan Chase & Co.
0.24%, dated 3/31/11, due 4/1/11 in the amount of
$350,002,333 (fully collateralized by $1,306,323,210
Corporate Bonds, 0%-10%, due 11/14/12-10/12/52,
value $360,500,348)	350,000,000	350,000,000
Total Repurchase Agreements
(cost $403,000,000)		403,000,000

Total Investments (cost $12,812,558,238)	100.0%	12,812,558,238
Cash and Receivables (Net)	.0%	2,411,945
Net Assets	100.0%	12,814,970,183

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2011, these securities amounted to $1,634,805,319 or 12.8% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	79.4	Repurchase Agreements	3.1
U.S. Government Agencies	14.0	Asset-Backed/Multi-Seller Programs	.4
Asset-Backed/Banking	3.1		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b)	12,812,558,238	12,812,558,238
Interest receivable		5,830,295
		12,818,388,533
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		1,080,640
Cash overdraft due to Custodian		903,684
Payable for shares of Beneficial Interest redeemed		1,434,026
		3,418,350
Net Assets ($)		12,814,970,183
Composition of Net Assets ($):
Paid-in capital		12,815,236,503
Accumulated net realized gain (loss) on investments		(266,320)
Net Assets ($)		12,814,970,183

Net Asset Value Per Share
	Prime Shares	Reserve Shares
Net Assets ($)	11,571,088,883	1,243,881,300
Shares Outstanding	11,571,343,839	1,243,892,664
Net Asset Value Per Share ($)	1.00	1.00
See notes to financial statements.

10

STATEMENT OF OPERATIONS

Year Ended March 31, 2011

Investment Income ($):
Interest Income	37,946,690
Expenses:
Management fee—Note 2(a)	10,653,595
Distribution fees (Reserve Shares)—Note 2(b)	596,035
Trustees’ fees—Note 2(a,c)	176,822
Legal fees—Note 2(a)	45,001
Total Expenses	11,471,453
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,c)	(176,822)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(45,001)
Net Expenses	11,249,630
Investment Income—Net	26,697,060
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	107,813
Net Increase in Net Assets Resulting from Operations	26,804,873

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2011	2010
Operations ($):
Investment income—net	26,697,060	27,580,006
Net realized gain (loss) on investments	107,813	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	26,804,873	27,580,006
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(24,747,540)	(23,570,854)
Reserve Shares	(1,949,520)	(4,009,152)
Total Dividends	(26,697,060)	(27,580,006)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	35,100,968,944	29,942,171,590
Reserve Shares	5,868,041,773	7,726,811,326
Dividends reinvested:
Prime Shares	11,689,463	15,137,531
Reserve Shares	1,931,365	4,004,895
Cost of shares redeemed:
Prime Shares	(32,419,951,510)	(29,505,367,154)
Reserve Shares	(5,889,322,533)	(6,860,524,746)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,673,357,502	1,322,233,442
Total Increase (Decrease) in Net Assets	2,673,465,315	1,322,233,442
Net Assets ($):
Beginning of Period	10,141,504,868	8,819,271,426
End of Period	12,814,970,183	10,141,504,868
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended March 31,
Prime Shares	2011	2010	2009	2008[a]	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.003	.022	.049	.052
Distributions:
Dividends from
investment income—net	(.003)	(.003)	(.022)	(.049)	(.052)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.26	.33	2.19	5.04	5.30
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.12	.12	.10	.10
Ratio of net expenses
to average net assets	.10	.12	.12	.10	.10
Ratio of net investment income
to average net assets	.26	.32	2.38	4.84	5.19
Net Assets, end of period
($ x 1,000)	11,571,089	8,878,284	8,426,342	14,543,795	8,214,835

a The fund commenced offering two classes of shares on December 7, 2007. The existing share were redesignated
Prime Shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,
Reserve Shares	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.003	.021	.013
Distributions:
Dividends from investment income—net	(.002)	(.003)	(.021)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	.20	.28	2.13	4.22[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16	.18	.18	.16[b]
Ratio of net expenses
to average net assets	.16	.18	.18	.16[b]
Ratio of net investment income
to average net assets	.20	.29	2.09	4.19[b]
Net Assets, end of period ($ x 1,000)	1,243,881	1,263,221	392,929	50

a	From December 7, 2007 (commencement of initial offering) to March 31, 2008.
b	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. The fund currently offers two classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are pre-

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

pared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	12,812,558,238
Level 3—Significant Unobservable Inputs	—
Total	12,812,558,238

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities trans actions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The fund may enter into repurchase agreements with financial institu tions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custo dian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit addi tional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation,

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $266,320 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2011. If not applied, $220,561 of the carryover expires in fiscal 2013 and $45,759 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2011 and March 31, 2010 were all ordinary income.

18

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except the management fee, Rule 12b-1 distribution plan fees, taxes, interest, brokerage commissions, trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees fees and expenses of independent counsel of the fund.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of those services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2011, Reserve shares were charged $596,035 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,026,718 and Rule 12b-1 distribution plan fees $53,922.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 19

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 24, 2011

20

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 87.18% of ordinary income dividends paid during the fiscal year ended March 31, 2011 as qualifying “interest related dividends.”

The Fund 21

PROXY RESULTS (Unaudited)

Dreyfus Institutional Preferred Money Market Fund held a special meeting of shareholders on June 24, 2010. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For	Authority Withheld	Abstain
To approve an amended
Management Agreement
between the Company,
on behalf of the fund,
and the Manager	2,596,833,114	2,841,263,193	311,359

22

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (67)
Chairman of the Board (1997)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 171
———————
Clifford L. Alexander, Jr. (77)
Board Member (1997)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 46
———————
David W. Burke (74)
Board Member (2003)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 84
———————
Whitney I. Gerard (76)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 26

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Nathan Leventhal (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 44
———————
George L. Perry (77)
Board Member (2003)
Principal Occupation During Past 5Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 26
———————
Benaree Pratt Wiley (64)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 71
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

24

OFFICERS OF THE FUND (Unaudited)

The Fund 25

OFFICERS OF THE FUND (Unaudited) (continued)

26

The Fund 27

NOTES

Dreyfus

Institutional Preferred

Plus Money Market Fund

ANNUAL REPORT March 31, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Important Tax Information
20	Board Members Information
22	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the 12-month period ended March 31, 2011. During the reporting period, the fund produced a yield of 0.21%. Taking into account the effects of compounding, the fund produced an effective yield of 0.21% for the same period.1

Despite mounting evidence of a stronger economic recovery and signs of renewed inflationary pressures during the reporting period, yields of short-term money market instruments remained anchored near 0% by a historically low federal funds rate.

Monetary Policy Unchanged Despite Stronger Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a range between 0% and 0.25%. However, the U.S. and global economic outlooks took a turn for the worse in the spring of 2010 when a sovereign debt crisis in Europe rattled investors, U.S. industrial production moderated and private-sector job growth remained anemic. In fact, U.S. GDP moderated to an annualized 1.7% growth rate during the second quarter from 3.7% in the first quarter, seeming to confirm investors’ concerns.

Economic data released over the summer appeared to confirm a tenuous domestic recovery as employment and housing data showed few signs of improvement. Indeed, U.S. GDP grew at only a 2.6% annualized rate in the third quarter of 2010.

In response to the sluggish rebound, the Federal Reserve Board (the “Fed”) announced in September that it would embark on a second round of quantitative easing of monetary policy through the purchase of $600 million of U.S.Treasury securities.This move was designed to fight deflationary forces by injecting more cash into the financial system. Investors and analysts responded positively to this development, which

2

many regarded as a sign that the Fed was committed to preventing the onset of a double-dip recession.

Indeed, October brought better economic news. The private sector added 159,000 jobs, with much of the gain coming from the services sector. Economic data remained encouraging in November, except for one critical measure: the unemployment rate climbed to 9.8% after the economy created only 39,000 jobs during the month.Yet, the manufacturing and service sectors continued to improve, and even the housing market posted better sales data. December continued to show signs of improvement, including better data from the labor market as new unemployment claims declined and the unemployment rate eased to 9.4%. The manufacturing sector expanded for the 17th consecutive month, and the holiday season proved to be a relatively healthy one for retailers, bolstering the services sector. It was later announced that U.S. GDP accelerated to a 3.1% annualized growth rate during the fourth quarter.

January 2011 brought more good news, with existing home sales climbing to its highest level since May 2010.Amid these signs of more robust growth, food and fuel prices rose sharply, signaling a potential increase in inflationary pressures. Investors’ concerns intensified again in February, when political unrest in the Middle East caused energy prices to surge sharply higher, adding to inflation worries and potentially threatening the reinvigorated economic recovery. Nonetheless, U.S. manufacturing activity reached its highest level in seven years during February, and the unemployment rate fell to 8.9%.

The global economy took another hit in March, when Japan, the world’s third largest economy, suffered a devastating earthquake, tsunami and nuclear disaster. Nonetheless, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate continued to creep lower to 8.8%, its lowest reading in two years. Meanwhile, retail sales rose 0.4% in March for their ninth consecutive monthly gain.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

The low federal funds rate kept money market yields near 0%, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was shorter than industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

We believe that a more robust economic recovery is likely to persist despite ongoing geopolitical headwinds, and we are hopeful that money market yields will respond to a more constructive market environment later in 2011. In the meantime, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

April 15, 2011

New York, N.Y.

An investment in Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been lower absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from October 1, 2010 to March 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2011

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,001.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2011

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,024.93

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

March 31, 2011

		Principal
	Negotiable Bank Certificates of Deposit—22.1%	Amount ($)		Value ($)
	Bank of Montreal (Yankee)
	0.22%, 4/15/11	35,000,000		35,000,000
	Bank of Nova Scotia (Yankee)
	0.20%, 4/15/11	35,000,000		35,000,000
	Bank of Tokyo-Mitsubishi Ltd. (Yankee)
	0.23%, 4/7/11	35,000,000		35,000,000
	Mizuho Corporate Bank (Yankee)
	0.24%, 4/11/11	35,000,000		35,000,000
	Societe Generale (Yankee)
	0.25%, 4/4/11	35,000,000		35,000,000
	Westpac Banking Corp. (Yankee)
	0.21%, 4/11/11	35,000,000	[a]	35,000,780
	Total Negotiable Bank Certificates of Deposit
	(cost $210,000,780)			210,000,780

	Commercial Paper—14.1%
	Fortis Funding LLC
	0.24%, 4/7/11	35,000,000	[a]	34,998,600
	HSBC USA Inc.
	0.19%, 4/21/11	35,000,000		34,996,305
	Swedbank (ForeningsSparbanken AB)
	0.24%, 4/5/11	24,500,000		24,499,347
	UBS Finance Delaware Inc.
	0.10%, 4/1/11	40,000,000		40,000,000
	Total Commercial Paper
	(cost $134,494,252)			134,494,252

Asset	-Backed Commercial Paper—7.4%
	Atlantis One Funding Corp.
	0.12%, 4/1/11	40,000,000	[a]	40,000,000
	Mont Blanc Capital Corp.
	0.23%, 4/25/11	30,000,000	[a]	29,995,400
	Total Asset-Backed Commercial Paper
	(cost $69,995,400)			69,995,400

6

	Principal
Time Deposits—16.8%	Amount ($)	Value ($)
Commerzbank (Grand Cayman)
0.08%, 4/1/11	40,000,000	40,000,000
DnB NOR Bank ASA (Grand Cayman)
0.10%, 4/1/11	40,000,000	40,000,000
Nordea Bank Finland (Grand Cayman)
0.09%, 4/1/11	40,000,000	40,000,000
Northern Trust Co. (Grand Cayman)
0.09%, 4/1/11	40,000,000	40,000,000
Total Time Deposits
(cost $160,000,000)		160,000,000

U.S. Government Agency—2.5%
Federal Home Loan Bank
0.001%, 4/1/11
(cost $24,000,000)	24,000,000	24,000,000

U.S. Treasury Note—15.8%
0.26%, 5/2/11
(cost $150,587,615)	150,000,000	150,587,615

Repurchase Agreements—21.0%
Deutsche Bank Securities Inc.
0.15%, dated 3/31/11,
due 4/1/11 in the amount of
$100,000,417 (fully collateralized
by $2,390,000 Federal
Agricultural Mortgage Corp.,
0%, due 6/24/11, value $2,389,426,
$50,000,000 Federal Home
Loan Bank, 0%, due 9/10/20,
value $49,718,000 and $50,000,000
Federal National Mortgage
Association, 2%, due 6/27/17,
value $49,893,278)	100,000,000	100,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBS Securities, Inc.
0.10%, dated 3/31/11, due 4/1/11
in the amount of $100,000,278
(fully collateralized by $99,709,200
U.S. Treasury Bills, due 4/7/11-11/17/11,
value $99,670,075 and $2,289,300
U.S. Treasury Notes, 3.63%, due 2/15/21,
value $2,331,861)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $200,000,000)		200,000,000

Total Investments (cost $949,078,047)	99.7%	949,078,047

Cash and Receivables (Net)	.3%	2,941,857

Net Assets	100.0%	952,019,904

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2011, these securities amounted to $139,994,780 or 14.7% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	53.0	Asset-Backed/Multi-Seller Programs	4.2
Repurchase Agreements	21.0	Asset-Backed/Banking	3.2
U.S. Government/Agency	18.3		99.7

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (Including Repurchase Agreements
of $200,000,000)—Note 1(b)	949,078,047	949,078,047
Interest receivable		3,106,483
		952,184,530
Liabilities ($):
Cash overdraft due to Custodian		164,626
		164,626
Net Assets ($)		952,019,904
Composition of Net Assets ($):
Paid-in capital		952,019,904
Net Assets ($)		952,019,904
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		952,019,904
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Year Ended March 31, 2011

Investment Income ($):
Interest Income	1,919,729
Expenses:
Management fee—Note 2(a)	944,691
Trustees’ fees—Note 2(a,b)	14,249
Legal fees—Note 2(a)	4,582
Total Expenses	963,522
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(944,691)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,b)	(14,249)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(4,582)
Net Expenses	0
Investment Income—Net, representing net increase
in net assets resulting from operations	1,919,729

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2011	2010
Operations ($):
Investment Income—Net, Representing Net Increase
in Net Assets Resulting from Operations	1,919,729	1,121,544
Dividends to Shareholders from ($):
Investment income—net	(1,919,729)	(1,121,553)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	8,470,883,751	7,572,256,194
Cost of shares redeemed	(8,257,878,930)	(7,558,500,230)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	213,004,821	13,755,964
Total Increase (Decrease) in Net Assets	213,004,821	13,755,955
Net Assets ($):
Beginning of Period	739,015,083	725,259,128
End of Period	952,019,904	739,015,083

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.001	.015	.046	.052
Distributions:
Dividends from investment income—net	(.002)	(.001)	(.015)	(.046)	(.052)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.21	.14	1.50	4.73	5.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10	.12	.12	.10	.10
Ratio of net expenses
to average net assets	.00	.02	.02	.00	.00
Ratio of net investment income
to average net assets	.20	.14	1.59	4.68	5.23
Net Assets, end of period ($ x 1,000)	952,020	739,015	725,259	710,716	886,165

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2011, 100% of the fund’s outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

14

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	949,078,047
Level 3—Significant Unobservable Inputs	—
Total	949,078,047

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

16

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2011 and March 31, 2010 were all ordinary income.

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, interest, brokerage commissions, trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the trustees fees and expenses of independent counsel of the fund.

The Manager had undertaken from April 1, 2010 through March 31, 2011 to waive its management fee.The reduction in management fee pursuant to the undertaking amounted to $944,691 during the period ended March 31, 2011.The waiver was voluntary, not contractual and can be terminated at any time.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 24, 2011

18

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 94.89% of ordinary income dividends paid during the fiscal year ended March 31, 2011 as qualifying “interest related dividends.”

The Fund 19

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (67)
Chairman of the Board (1997)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 171
———————
Clifford L. Alexander, Jr. (77)
Board Member (1997)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 46
———————
David W. Burke (75)
Board Member (2003)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 84
———————
Whitney I. Gerard (76)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 26

20

Nathan Leventhal (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Commissioner, NYC Planning Commission (March 2007-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 44
———————
George L. Perry (77)
Board Member (2003)
Principal Occupation During Past 5Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 26
———————
Benaree Pratt Wiley (64)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 71
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

The Fund 21

OFFICERS OF THE FUND (Unaudited)

22

The Fund 23

OFFICERS OF THE FUND (Unaudited) (continued)

24

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. Dimartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $    51,360 in 2010 and $60,624 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,764 in 2010 and $12,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011 .

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $7,209 in 2010 and $13,227 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2010 and $3,119 in 2011. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were  $26,201,339 in 2010 and $60,419,333 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)